RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE－14 RELATED PARTY TRANSACTIONS In the ordinary course of business, during the six months ended June 30, 2025 and 2024, the Company was not involved in related party transactions.